EARNINGS (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2012
EARNINGS (LOSS) PER SHARE
EARNINGS (LOSS) PER SHARE

22.                               EARNINGS (LOSS) PER SHARE

The following table provides the reconciliation between basic and diluted earnings (loss) per share:

	2012	2011	2010
Net earnings (loss) attributable to the company	$27,199	$(29,315)	$(14,541)
Weighted average shares used in computation of:
Basic	30,788	31,275	31,083
Assumed conversion	—	—	—
Diluted	30,788	31,275	31,083
Earnings (loss) per share attributable to the company’s common shareholders (in dollars):
Basic	$0.88	$(0.94)	$(0.47)
Diluted	$0.88	$(0.94)	$(0.47)